Quarterly Holdings Report
for
Fidelity® SAI Sustainable Sector Fund
August 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SES-NPRT1-1024
1.9905637.102
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	46,792	931,161
Cellnex Telecom SA (a)	5,125	197,902
		1,129,063
Entertainment - 1.6%
Lionsgate Studios Corp.	9,771	67,127
Netflix, Inc. (b)	1,541	1,080,780
Take-Two Interactive Software, Inc. (b)	2,368	382,929
The Walt Disney Co.	12,208	1,103,359
Ubisoft Entertainment SA (b)	8,707	165,449
		2,799,644
Interactive Media & Services - 4.8%
Alphabet, Inc. Class A	44,969	7,347,035
Pinterest, Inc. Class A (b)	16,414	525,905
Snap, Inc. Class A (b)	47,863	447,040
		8,319,980
TOTAL COMMUNICATION SERVICES		12,248,687
CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 0.1%
Aptiv PLC (b)	3,054	218,453
Automobiles - 1.0%
Tesla, Inc. (b)	7,908	1,693,182
Broadline Retail - 4.2%
Amazon.com, Inc. (b)	39,992	7,138,572
Etsy, Inc. (b)	1,341	73,876
		7,212,448
Distributors - 0.1%
LKQ Corp.	4,991	207,576
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	171	668,478
Domino's Pizza, Inc.	602	249,354
Flutter Entertainment PLC (b)	1,181	251,263
Marriott International, Inc. Class A	2,647	621,224
McDonald's Corp.	738	213,031
Restaurant Brands International, Inc.	7,191	499,605
Starbucks Corp.	4,712	445,614
Yum! Brands, Inc.	2,799	377,641
		3,326,210
Household Durables - 0.1%
D.R. Horton, Inc.	958	180,832
Leisure Products - 0.1%
Brunswick Corp.	1,564	123,634
Specialty Retail - 1.9%
Foot Locker, Inc.	4,985	155,233
Lowe's Companies, Inc.	5,949	1,478,327
The Home Depot, Inc.	1,466	540,221
TJX Companies, Inc.	8,721	1,022,712
		3,196,493
Textiles, Apparel & Luxury Goods - 0.6%
LVMH Moet Hennessy Louis Vuitton SE	109	81,131
NIKE, Inc. Class B	5,807	483,839
PVH Corp.	2,159	213,072
Tapestry, Inc.	5,304	217,305
		995,347
TOTAL CONSUMER DISCRETIONARY		17,154,175
CONSUMER STAPLES - 6.3%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	2,108	507,417
PepsiCo, Inc.	5,833	1,008,409
The Coca-Cola Co.	19,847	1,438,312
		2,954,138
Consumer Staples Distribution & Retail - 2.4%
Alimentation Couche-Tard, Inc. (multi-vtg.)	5,493	313,565
Costco Wholesale Corp.	1,799	1,605,392
Dollar General Corp.	2,561	212,486
U.S. Foods Holding Corp. (b)	4,474	264,906
Walmart, Inc.	23,042	1,779,534
		4,175,883
Food Products - 0.2%
Bunge Global SA	3,906	395,990
Household Products - 1.8%
Colgate-Palmolive Co.	8,744	931,236
Procter & Gamble Co.	12,079	2,072,032
		3,003,268
Personal Care Products - 0.2%
BellRing Brands, Inc. (b)	6,071	339,551
TOTAL CONSUMER STAPLES		10,868,830
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Expro Group Holdings NV (b)	20,775	412,592
Oil, Gas & Consumable Fuels - 2.3%
Galp Energia SGPS SA	27,898	578,529
Hess Corp.	3,879	535,535
Kosmos Energy Ltd. (b)	80,920	394,080
MEG Energy Corp.	10,447	208,064
Phillips 66 Co.	4,528	635,324
Shell PLC ADR	11,492	823,517
Valero Energy Corp.	5,229	767,251
		3,942,300
TOTAL ENERGY		4,354,892
FINANCIALS - 12.8%
Banks - 5.0%
Bank of America Corp.	29,201	1,189,941
Citigroup, Inc.	11,141	697,872
Citizens Financial Group, Inc.	5,344	230,059
Eurobank Ergasias Services and Holdings SA ADR	185,483	204,031
HDFC Bank Ltd. sponsored ADR	2,660	162,553
JPMorgan Chase & Co.	10,934	2,457,963
KeyCorp	16,240	277,054
M&T Bank Corp.	1,776	305,667
Pathward Financial, Inc.	1,693	116,512
Piraeus Financial Holdings SA	30,059	129,852
PNC Financial Services Group, Inc.	2,821	522,139
U.S. Bancorp	19,310	912,011
UMB Financial Corp.	1,278	132,388
Wells Fargo & Co.	21,022	1,229,156
		8,567,198
Capital Markets - 3.2%
Bank of New York Mellon Corp.	7,481	510,354
BlackRock, Inc.	385	347,197
Carlyle Group LP	4,906	196,878
Cboe Global Markets, Inc.	2,505	514,527
Intercontinental Exchange, Inc.	4,868	786,425
KKR & Co., Inc. Class A	2,127	263,259
London Stock Exchange Group PLC	1,248	168,458
LPL Financial	2,125	476,723
MarketAxess Holdings, Inc.	2,152	521,623
Morgan Stanley	8,017	830,641
Northern Trust Corp.	3,501	319,326
State Street Corp.	3,504	305,198
Tradeweb Markets, Inc. Class A	2,281	269,705
		5,510,314
Consumer Finance - 0.5%
Discover Financial Services	4,638	643,337
OneMain Holdings, Inc.	4,092	202,186
		845,523
Financial Services - 1.9%
Apollo Global Management, Inc.	5,806	671,928
PayPal Holdings, Inc. (b)	3,135	227,068
Visa, Inc. Class A	7,830	2,163,977
Voya Financial, Inc.	2,476	175,375
		3,238,348
Insurance - 2.2%
Arthur J. Gallagher & Co.	1,999	584,847
Chubb Ltd.	2,841	807,355
Everest Re Group Ltd.	467	183,176
Hartford Financial Services Group, Inc.	4,859	564,130
Marsh & McLennan Companies, Inc.	3,772	858,168
Progressive Corp.	2,262	570,476
Prudential PLC	6,585	56,690
Unum Group	4,504	249,927
		3,874,769
TOTAL FINANCIALS		22,036,152
HEALTH CARE - 12.4%
Biotechnology - 1.7%
AbbVie, Inc.	2,893	567,925
Alnylam Pharmaceuticals, Inc. (b)	2,122	557,428
Blueprint Medicines Corp. (b)	2,444	233,500
Cytokinetics, Inc. (b)	4,426	252,636
Exact Sciences Corp. (b)	6,469	399,073
Merus BV (b)	3,421	174,437
Vaxcyte, Inc. (b)	5,627	454,437
Xenon Pharmaceuticals, Inc. (b)	7,977	321,792
		2,961,228
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (b)	29,646	2,424,746
DexCom, Inc. (b)	2,394	166,000
Glaukos Corp. (b)	2,331	312,098
Inspire Medical Systems, Inc. (b)	1,822	327,632
Insulet Corp. (b)	2,665	540,382
Intuitive Surgical, Inc. (b)	1,025	504,946
Penumbra, Inc. (b)	3,644	737,254
Stryker Corp.	2,161	778,868
		5,791,926
Health Care Providers & Services - 3.0%
agilon health, Inc. (b)	23,213	94,709
Centene Corp. (b)	4,009	316,029
Cigna Group	1,837	664,645
CVS Health Corp.	5,140	294,214
Humana, Inc.	453	160,575
LifeStance Health Group, Inc. (b)	34,718	219,071
McKesson Corp.	1,298	728,282
UnitedHealth Group, Inc.	4,618	2,725,544
		5,203,069
Health Care Technology - 0.2%
Phreesia, Inc. (b)	6,385	164,158
Veeva Systems, Inc. Class A (b)	1,103	238,733
		402,891
Life Sciences Tools & Services - 1.3%
Danaher Corp.	4,792	1,290,534
IQVIA Holdings, Inc. (b)	1,301	327,267
Thermo Fisher Scientific, Inc.	813	500,052
West Pharmaceutical Services, Inc.	337	105,693
		2,223,546
Pharmaceuticals - 2.8%
AstraZeneca PLC (United Kingdom)	2,080	364,553
Eli Lilly & Co.	2,354	2,259,887
Merck & Co., Inc.	12,269	1,453,263
Royalty Pharma PLC Class A	7,447	216,186
UCB SA	2,585	467,766
		4,761,655
TOTAL HEALTH CARE		21,344,315
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.5%
General Electric Co.	7,724	1,348,765
Howmet Aerospace, Inc.	8,470	818,710
Lockheed Martin Corp.	1,853	1,052,689
Northrop Grumman Corp.	957	500,712
RTX Corp.	3,849	474,736
		4,195,612
Air Freight & Logistics - 0.2%
FedEx Corp.	1,247	372,566
Building Products - 0.8%
Trane Technologies PLC	3,920	1,417,707
Construction & Engineering - 0.3%
Quanta Services, Inc.	1,599	439,933
Electrical Equipment - 1.3%
AMETEK, Inc.	5,310	908,276
Eaton Corp. PLC	2,637	809,374
GE Vernova LLC	2,393	480,993
		2,198,643
Ground Transportation - 1.0%
CSX Corp.	11,113	380,843
Old Dominion Freight Lines, Inc.	3,081	594,017
Uber Technologies, Inc. (b)	5,679	415,305
Union Pacific Corp.	1,534	392,842
		1,783,007
Machinery - 2.1%
Caterpillar, Inc.	1,984	706,502
Deere & Co.	621	239,545
Fortive Corp.	6,993	520,279
Ingersoll Rand, Inc.	9,753	891,912
Parker Hannifin Corp.	2,173	1,304,235
		3,662,473
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	1,396	59,316
Professional Services - 0.2%
Dun & Bradstreet Holdings, Inc.	23,068	276,816
TOTAL INDUSTRIALS		14,406,073
INFORMATION TECHNOLOGY - 31.0%
Electronic Equipment, Instruments & Components - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	30,481	351,751
IT Services - 0.8%
Capgemini SA	1,901	393,818
EPAM Systems, Inc. (b)	1,650	331,254
Twilio, Inc. Class A (b)	8,935	560,761
		1,285,833
Semiconductors & Semiconductor Equipment - 11.2%
Advanced Micro Devices, Inc. (b)	4,363	648,167
ASML Holding NV (Netherlands)	1,203	1,084,906
Astera Labs, Inc.	3,087	132,926
Lattice Semiconductor Corp. (b)	4,330	205,069
Marvell Technology, Inc.	166	12,656
Micron Technology, Inc.	14,768	1,421,272
NVIDIA Corp.	101,716	12,141,839
NXP Semiconductors NV	1,819	466,319
ON Semiconductor Corp. (b)	9,158	713,133
Renesas Electronics Corp.	29,146	507,417
SolarEdge Technologies, Inc. (b)	5,905	143,669
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,381	1,782,418
		19,259,791
Software - 13.3%
Adobe, Inc. (b)	3,528	2,026,518
Autodesk, Inc. (b)	2,854	737,474
Elastic NV (b)	3,395	258,665
HubSpot, Inc. (b)	1,248	622,839
Intuit, Inc.	1,696	1,068,921
Microsoft Corp.	35,561	14,833,914
Salesforce, Inc.	6,674	1,687,855
Synopsys, Inc. (b)	1,586	824,054
Tenable Holdings, Inc. (b)	6,935	286,277
Workday, Inc. Class A (b)	2,147	565,069
		22,911,586
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	40,322	9,233,738
Dell Technologies, Inc. Class C	1,825	210,861
		9,444,599
TOTAL INFORMATION TECHNOLOGY		53,253,560
MATERIALS - 2.7%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	1,172	326,812
Axalta Coating Systems Ltd. (b)	5,563	203,050
Balchem Corp.	928	164,284
Corteva, Inc.	6,523	373,768
Dow, Inc.	7,373	395,045
Ecolab, Inc.	2,102	532,184
Element Solutions, Inc.	7,615	203,625
Linde PLC	2,201	1,052,628
The Chemours Co. LLC	7,366	143,195
		3,394,591
Containers & Packaging - 0.1%
Aptargroup, Inc.	704	107,846
International Paper Co.	1,393	67,449
		175,295
Metals & Mining - 0.6%
ATI, Inc. (b)	2,724	174,009
First Quantum Minerals Ltd.	21,485	270,545
Nucor Corp.	1,695	257,487
Wheaton Precious Metals Corp.	4,698	290,383
		992,424
TOTAL MATERIALS		4,562,310
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	1,795	402,188
COPT Defense Properties (SBI)	1,438	42,838
Crown Castle, Inc.	1,803	201,972
CubeSmart	3,908	202,552
Digital Realty Trust, Inc.	1,186	179,809
Equinix, Inc.	402	335,413
Essex Property Trust, Inc.	406	122,527
Mid-America Apartment Communities, Inc.	842	136,716
Omega Healthcare Investors, Inc.	2,356	93,156
Prologis, Inc.	3,576	457,084
Public Storage Operating Co.	744	255,728
Simon Property Group, Inc.	1,691	282,989
SITE Centers Corp.	1,515	91,430
Sun Communities, Inc.	1,322	178,787
Ventas, Inc.	3,766	233,906
Welltower, Inc.	2,630	317,388
		3,534,483
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	2,929	337,245
TOTAL REAL ESTATE		3,871,728
UTILITIES - 2.3%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	1,715	171,980
Edison International	5,030	437,761
Eversource Energy	4,403	297,335
FirstEnergy Corp.	3,612	158,639
NextEra Energy, Inc.	7,364	592,876
NRG Energy, Inc.	3,042	258,600
PG&E Corp.	25,558	503,493
PPL Corp.	8,048	256,812
		2,677,496
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	7,815	133,871
Vistra Corp.	3,409	291,231
		425,102
Multi-Utilities - 0.5%
NiSource, Inc.	4,431	146,489
Public Service Enterprise Group, Inc.	2,628	212,211
Sempra	5,871	482,479
		841,179
TOTAL UTILITIES		3,943,777
TOTAL COMMON STOCKS (Cost $146,721,728)		168,044,499

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $1,488,371)	1,488,073	1,488,371

Equity Funds - 1.2%
	Shares	Value ($)
Domestic Equity Funds - 1.2%
iShares ESG Aware MSCI U.S.A. ETF (Cost $2,134,277)	17,277	2,139,238

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $150,344,376)	171,672,108
NET OTHER ASSETS (LIABILITIES) - 0.1%	185,317
NET ASSETS - 100.0%	171,857,425

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $197,902 or 0.1% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,762,155	6,832,574	7,106,358	21,457	-	-	1,488,371	0.0%
Total	1,762,155	6,832,574	7,106,358	21,457	-	-	1,488,371

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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